Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Long Term Debt [Abstract]
2017	$ 0
2018	7,401
2019	400,000
2020	500,000
2021	0
2022 and after	$ 145,637